Equity and Redeemable Non-controlling Interests - Schedule of Common Stock Outstanding shares (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class Of Stock [Line Items]
Beginning balance		430,808,244	505,707,592	344,796,271
Common stock shares issued	[1]	9,729,285	19,466,040	201,832,740
Distribution reinvestment plan shares issued		7,508,664	8,115,750	8,158,039
Common stock shares repurchased		(46,307,277)	(102,511,499)	(49,115,155)
Independent directors' restricted stock grant	[2]	33,797	30,361	35,697
Ending balance		401,772,713	430,808,244	505,707,592
Common Stock Class T
Class Of Stock [Line Items]
Beginning balance		5,282,025	5,721,496	4,648,436
Common stock shares issued	[1]	230,764	98,898	1,112,055
Distribution reinvestment plan shares issued		142,951	141,944	125,187
Common stock shares repurchased		(138,567)	(482,517)	(164,182)
Ending balance		5,055,645	5,282,025	5,721,496
Common Stock Class S
Class Of Stock [Line Items]
Beginning balance		195,023,616	224,556,910	154,381,036
Common stock shares issued	[1]	209,158	4,915,057	80,943,605
Distribution reinvestment plan shares issued		3,660,648	3,788,883	3,647,656
Common stock shares repurchased		(17,502,181)	(38,237,234)	(14,415,387)
Ending balance		181,391,241	195,023,616	224,556,910
Common Stock Class D
Class Of Stock [Line Items]
Beginning balance		27,512,551	30,974,173	22,142,299
Common stock shares issued	[1]	293,126	153,390	10,500,831
Distribution reinvestment plan shares issued		500,536	335,712	720,473
Common stock shares repurchased		(2,378,099)	(3,643,944)	(2,389,430)
Ending balance		25,928,114	27,512,551	30,974,173
Common Stock Class I
Class Of Stock [Line Items]
Beginning balance		202,990,052	244,455,013	163,624,500
Common stock shares issued	[1]	9,457,765	14,803,271	109,276,249
Distribution reinvestment plan shares issued		3,204,529	3,849,211	3,664,723
Common stock shares repurchased		(26,288,430)	(60,147,804)	(32,146,156)
Independent directors' restricted stock grant	[2]	33,797	30,361	35,697
Ending balance		189,397,713	202,990,052	244,455,013

[1]	Includes exchanges between share classes.
[2]	The independent directors’ restricted stock grant represents $0.8 million, $0.8 million and $0.8 million of the annual compensation paid to the independent directors for the years ended December 31, 2024, 2023 and 2022, respectively. Each grant is amortized over the one-year service period of such grant.